Consolidated Statement of Cash Flows - Evernorth - Annual - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2026
Cash flows from operating activities:
Net loss		$ (152,717,402)	$ (188,134,733)
Adjustments to reconcile net loss to net cash used in operating activities:
Adjustment to the fair value of refundable investor advances	$ (82,054,043)	(82,054,043)	(77,477,000)
Digital asset impairment		233,650,642	264,146,097
Changes in assets and liabilities:
Accounts payable and accrued liabilities		233,468	(1,818,138)
Related party payable		170,625	1,980,386
Net cash used in operating activities		(716,710)	(1,329,805)
Cash flows from investing activities:
Purchase of digital assets		(214,000,000)
Net cash used in investing activities		(214,000,000)
Cash flows from financing activities:
Proceeds from refundable investor advances		214,049,995	0
Proceeds from related party		716,710	2,399,180
Net cash provided by financing activities		214,766,705	1,427,550
Net increase in cash and cash equivalents			97,745
Cash, cash equivalents, and restricted cash at beginning of period		0	49,995
Cash, cash equivalents, and restricted cash at end of period	49,995	49,995	147,740
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	0	0	97,745
Restricted cash	49,995	49,995	49,995
Total cash, cash equivalents, and restricted cash	$ 49,995	49,995	147,740
Non-cash financing activities:
Unpaid deferred offering costs		3,802,903	$ 1,751,466
Digital assets received in exchange for refundable investor advances		$ 632,575,043